Segment Results - Corporate Divisions - Employees Only (Detail)		Jun. 30, 2023	Jun. 30, 2022
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Employees (full time equivalent)	[1]	23,314	20,897	[2],[3]
Employees (front office, full time equivalent)	[1]	7,627	7,331	[2],[3]
Employees (business aligned operations, full time equivalent)	[1]	6,971	5,980	[2],[3]
Employees (allocated central infrastructure, full time equivalent)	[1]	8,716	7,586	[2],[3]
Investment Bank [Member]
Segment Results of Operations [Line Items]
Employees (full time equivalent)		19,400	17,126
Employees (front office, full time equivalent)		4,377	4,199
Employees (business aligned operations, full time equivalent)		3,547	3,012
Employees (allocated central infrastructure, full time equivalent)		11,476	9,914
Private Bank [Member]
Segment Results of Operations [Line Items]
Employees (full time equivalent)		37,944	37,340
Employees (front office, full time equivalent)		20,957	21,683
Employees (business aligned operations, full time equivalent)		5,819	5,982
Employees (allocated central infrastructure, full time equivalent)		11,168	9,675
Asset Management [Member]
Segment Results of Operations [Line Items]
Employees (full time equivalent)		4,834	4,718
Employees (front office, full time equivalent)		1,999	1,907
Employees (business aligned operations, full time equivalent)		2,313	2,326
Employees (allocated central infrastructure, full time equivalent)		522	485
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Employees (full time equivalent)	[4]	33,445	30,495
Employees (Corporate and Others, net, full time equivalent)	[4]	1,563	2,835
Employees (central infrastruture allocated to businesses, full time equivalent)	[4]	31,882	27,660

[1]	As of quarter-end
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year
[4]	As of quarter-end